Subsequent Events	12 Months Ended
Mar. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
22.     SUBSEQUENT EVENTS
On May 13, 2011, the Board of Directors resolved to pay a cash dividend of ¥100 ($1) per 5 shares of common stock to holders of record as of March 31, 2011 (aggregate amount of ¥2,817 million ($34,038 thousand)).